Unaudited Condensed Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Statement of Cash Flows [Abstract]
Cash transferred from sale of Freeline Therapeutics GmbH	$ 1,015